Vanguard Funds

Supplement Dated June 26, 2025, to the Prospectuses and Summary Prospectuses

Effective today, Jake Riley has been added as a co-portfolio manager of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). Mr. Riley joins Joshua C. Barrickman, who will continue to serve as a co-portfolio manager of the impacted Funds.

The impacted Funds’ investment objective, strategies, and policies remain unchanged.

Prospectus Text Changes

The following table lists each impacted Fund where Mr. Riley has been added as a co-portfolio manager:

Impacted Funds

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

Vanguard Long-Term Corporate Bond Index Fund

Vanguard Total Corporate Bond ETF

Vanguard ESG U.S. Corporate Bond ETF

The following is added under the heading Investment Advisor in the Fund Summary section for each impacted Fund:

Jake Riley, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since June 2025.

The following is added under the heading Investment Advisor in the More on the Funds or More on the Fund(s) and ETF Shares section for each impacted Fund:

Jake Riley, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2008, has worked in investment management since 2011, and has co-managed the Fund since June 2025. Education: B.S., James Madison University; M.B.A., University of Chicago Booth School of Business.

CFA® is a registered trademark owned by CFA Institute.

© 2025 The Vanguard Group, Inc. All rights reserved.	PS PMD 062025
Vanguard Marketing Corporation, Distributor.

Vanguard Scottsdale Funds

Supplement Dated June 26, 2025, to the Statement of Additional Information Dated March 4, 2025

Effective today, Jake Riley has been added as a co-portfolio manager of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). Mr. Riley joins Joshua C. Barrickman, who will continue to serve as a co-portfolio manager of the impacted Funds.

The impacted Funds’ investment objective, strategies, and policies remain unchanged.

Impacted Funds

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

Vanguard Long-Term Corporate Bond Index Fund

Vanguard Total Corporate Bond ETF

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following text and table are added under the sub-heading

1. Other Accounts Managed on page B-73:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Jake Riley	Registered investment companies1	0	0	0	$0
	Other pooled investment vehicles	4	$8.3B	0	$0
	Other accounts	0	$0	0	$0

1 Information provided as of April 30, 2025.

Within the same section, the following text replaces similar text under the sub-heading 4. Ownership of Securities on page B-74:

As of April 30, 2025, Mr. Riley did not own shares of the impacted Funds.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 1690A 062025
Vanguard Marketing Corporation, Distributor.